Schedule of property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
As at December 31, 2022	$ 21,874
As at December 31, 2022	68,648	$ 21,874
Office Equipement Furniture and Fittings [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	4,919
As at December 31, 2022	46,366	4,919
Renovation [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	2,781
As at December 31, 2022	10,366	2,781
System Design and Development [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	14,174
As at December 31, 2022	11,916	14,174
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022
As at December 31, 2022
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	59,415	103,163
Additions	60,854	1,769
Disposal		(42,241)
Write off	(23,133)
Effect of changes in exchange rate	(2,687)	(3,276)
As at December 31, 2022	94,449	59,415
Gross carrying amount [member] | Office Equipement Furniture and Fittings [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	29,785	29,520
Additions	49,167	1,769
Disposal
Write off	(15,513)
Effect of changes in exchange rate	(1,437)	(1,504)
As at December 31, 2022	62,002	29,785
Gross carrying amount [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	7,117	7,499
Additions	11,174
Disposal
Write off	(6,864)
Effect of changes in exchange rate	(321)	(382)
As at December 31, 2022	11,106	7,117
Gross carrying amount [member] | System Design and Development [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	22,513	27,314
Additions	513
Disposal		(3,411)
Write off	(756)
Effect of changes in exchange rate	(929)	(1,390)
As at December 31, 2022	21,341	22,513
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022		38,830
Additions
Disposal		(38,830)
Write off
Effect of changes in exchange rate
As at December 31, 2022
Accumulated Depreciation Amortisation [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	37,541	73,758
Charge for the financial year	8,217	4,792
Disposal		(39,228)
Write off	(18,467)
Effect of changes in exchange rate	(1,490)	(1,781)
As at December 31, 2022	25,801	37,541
Accumulated Depreciation Amortisation [Member] | Office Equipement Furniture and Fittings [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	24,866	24,300
Charge for the financial year	5,314	1,804
Disposal
Write off	(13,566)
Effect of changes in exchange rate	(978)	(1,238)
As at December 31, 2022	15,636	24,866
Accumulated Depreciation Amortisation [Member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	4,336	3,819
Charge for the financial year	974	712
Disposal
Write off	(4,411)
Effect of changes in exchange rate	(159)	(195)
As at December 31, 2022	740	4,336
Accumulated Depreciation Amortisation [Member] | System Design and Development [Member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022	8,339	6,809
Charge for the financial year	1,929	2,276
Disposal		(398)
Write off	(490)
Effect of changes in exchange rate	(353)	(348)
As at December 31, 2022	9,425	8,339
Accumulated Depreciation Amortisation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2022		38,830
Charge for the financial year
Disposal		(38,830)
Write off
Effect of changes in exchange rate
As at December 31, 2022